Right of use assets	12 Months Ended
Dec. 31, 2021
Right of use assets
Right of use assets

12Right of use assets

Leasehold
Property
£ 000
Cost or valuation
At January 1, 2020 and 31 December 2020	1,445
Additions	1,084
At December 31, 2021	2,529
Depreciation
At January 1, 2020	243
Charge for year	140
At December 31, 2020	383
Charge for the year	177
At December 31, 2021	560
Net book value
At December 31, 2021	1,969
At December 31, 2020	1,062

The right of use assets are leasehold properties at Camwal Court, Bristol, UK and at Cotswold Airport, Kemble, UK. Further information on the lease liability of this lease can be found in Note 18 Leases.